CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 9,414	$ 30,301
Accounts receivable	1,557	1,357
Inventory, net	1,471	1,292
Prepaid expenses	4,772	2,181
Total current assets	17,214	35,131
Property and equipment, net	2,231	1,797
Right-of-use assets	1,381
Intangible assets, net	802	794
Other assets	367	115
Total assets	21,995	37,837
Current liabilities
Trade payables	4,947	1,300
Accrued liabilities	6,377	4,969
Series B-2 tranche liabilities	4,702
Series B-3 warrant liabilities	15,819
Short-term lease liabilities	370
Due to stockholders	142	104
Total current liabilities	32,357	6,373
Long-term lease liabilities	1,593
Warrant liabilities and other long-term liabilities	369	561
Total liabilities	34,319	6,934
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	164,006	160,507
Stockholders' deficit:
Common stock	0
Additional paid-in capital	10,028	6,738
Accumulated deficit	(186,358)	(136,342)
Total stockholders' deficit	(176,330)	(129,604)
Liabilities and Stockholders' Equity (Deficit)	$ 21,995	$ 37,837